UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21467

Salomon Brothers Capital and Income Fund Inc

(Exact name of registrant as specified in charter)

     125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Salomon Brothers Asset Management Inc
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-725-6666

Date of fiscal year end: October 31
Date of reporting period: January 31, 2005

SALOMON BROTHERS

CAPITAL AND INCOME FUND INC.

FORM N-Q
JANUARY 31, 2005

ITEM 1.       SCHEDULE OF INVESTMENTS

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited)	January 31, 2005

SHARES	SECURITY†	VALUE

COMMON STOCK - 38.8%
CONSUMER DISCRETIONARY - 4.0%
Hotels Restaurants & Leisure - 0.3%
30,000	Brinker International, Inc. (a)	$1,128,300
13,000	Ctrip.com International Ltd., ADR (a)	535,587
30,100	McDonald's Corp.	974,939

		2,638,826

Household Durables - 0.3%
118,900	Newell Rubbermaid Inc. (b)	2,558,728

Leisure Equipment & Products - 0.2%
80,900	Mattel, Inc.	1,573,505

Media - 2.3%
103,100	Cablevision Systems Corp., NY Group Class A Shares (a)(b)	2,823,909
23,500	Comcast Corp., Class A Shares (a)	756,465
112,300	EchoStar Communications Corp., Class A Shares	3,426,273
135,500	The Interpublic Group of Cos., Inc. (a)(b)	1,768,275
149,400	Liberty Media Corp., Series A Shares (a)	1,559,736
57,575	Liberty Media International, Inc., Series A Shares (a)	2,606,996
	News Corp.:
94,900	Class A Shares	1,613,300
6,300	Class B Shares	110,754
8,700	NTL Inc. (a)	591,861
150,000	SES Global-FDR	1,873,943
140,500	Time Warner Inc. (a)	2,529,000
57,100	Viacom Inc., Class B Shares	2,132,114

		21,792,626

Multi-Line Retail - 0.6%
55,000	Dollar General Corp.	1,111,550
87,000	J.C. Penney Co. Inc., (Holding Co.)	3,716,640
25,000	Wal-Mart Stores, Inc.	1,310,000

		6,138,190

Specialty Retail - 0.3%
20,000	Best Buy Co., Inc.	1,075,800
35,000	Regis Corp.	1,396,500

		2,472,300

	TOTAL CONSUMER DISCRETIONARY	37,174,175

CONSUMER STAPLES - 1.9%
Beverages - 0.2%
25,000	Pepsico, Inc.	1,342,500

Food & Drug Retailing - 0.5%
25,000	CVS Corp.	1,158,750
165,000	The Kroger Co. (a)	2,821,500
16,800	Performance Food Group Co. (a)(b)	457,128

		4,437,378

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY†	VALUE

Food Products - 0.2%
24,100	Kellogg Co.	$1,075,824
40,000	Sara Lee Corp.	939,200

		2,015,024

Household Products - 0.4%
46,900	Kimberly-Clark Corp.	3,072,419
15,000	The Procter & Gamble Co.	798,450

		3,870,869

Personal Products - 0.1%
25,000	The Estee Lauder Cos. Inc., Class A Shares	1,128,500

Tobacco - 0.5%
79,300	Altria Group, Inc.	5,061,719

	TOTAL CONSUMER STAPLES	17,855,990

ENERGY - 5.1%
Energy Equipment & Services - 1.8%
108,500	ENSCO International Inc.	3,713,955
96,700	GlobalSantaFe Corp.	3,419,312
48,700	Nabors Industries, Ltd. (a)	2,454,480
112,700	Rowan Cos., Inc. (a)	3,173,632
100,000	Transocean Inc. (a)	4,400,000

		17,161,379

Oil & Gas - 3.3%
36,400	BP PLC, ADR	2,170,168
39,000	LUKOIL, ADR (a)(b)	4,836,000
87,200	Marathon Oil Corp.	3,377,256
107,357	Nexen Inc.	4,459,610
143,000	Total SA, ADR (b)	15,379,650

		30,222,684

	TOTAL ENERGY	47,384,063

FINANCIALS - 10.1%
Banks - 1.3%
94,052	Bank of America Corp.	4,361,191
22,200	Comerica Inc.	1,284,492
7,900	M&T Bank Corp.	808,644
14,400	U.S. Bancorp.	432,720
16,500	Wachovia Corp.	905,025
54,800	Wells Fargo & Co.	3,359,240
13,000	Zions Bancorp.	881,660

		12,032,972

Diversified Financials - 1.4%
11,300	American Express Co.	602,855
26,100	Capital One Financial Corp.	2,043,108
1,604	Chicago Mercantile Exchange	344,058
56,050	Freddie Mac	3,659,504

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY†	VALUE

Diversified Financials - 1.4% (continued)
6,600	The Goldman Sachs Group, Inc.	$711,810
40,040	JPMorgan Chase & Co.	1,494,693
15,900	Legg Mason, Inc.	1,227,957
8,000	Lehman Brothers Holdings Inc.	729,520
35,100	Merrill Lynch & Co., Inc.	2,108,457

		12,921,962

Insurance - 0.7%
28,700	American International Group, Inc.	1,902,523
28,500	Assurant, Inc.	927,105
8	Berkshire Hathaway Inc., Class A Shares (a)	719,200
8,000	The Hartford Financial Services Group, Inc.	538,320
15,300	IPC Holdings, Ltd.	645,813
26,000	PartnerRe Ltd. (b)	1,647,620
17,250	Willis Group Holdings Ltd. (b)	667,230

		7,047,811

Real Estate - 6.7%
19,300	Alexandria Real Estate Equities, Inc.	1,284,608
65,200	AMB Property Corp.	2,427,396
155,000	American Financial Realty Trust	2,332,750
7,400	Apartment Investment and Management Co., Class A Shares	265,660
62,100	Archstone-Smith Trust	2,130,030
60,000	Arden Realty, Inc. (b)	2,023,200
25,000	Ashford Hospitality Trust Inc.	251,000
31,900	AvalonBay Communities Inc.	2,134,748
46,500	BioMed Realty Trust, Inc.	927,675
17,200	Boston Properties Inc.	993,816
12,400	BRE Properties Inc., Class A Shares	455,948
66,800	CarrAmerica Realty Corp.	2,027,380
12,000	Developers Diversified Realty Corp.	477,000
20,900	Duke Realty Corp.	649,990
218,000	Equity Office Properties Trust	6,099,640
50,200	Equity Residential	1,583,308
29,800	Federal Realty Investment Trust	1,405,964
67,400	General Growth Properties Inc.	2,141,298
22,500	Gramercy Capital Corp. (b)	482,625
57,900	Heritage Property Investment Trust (b)	1,704,576
27,000	Highwoods Properties, Inc.	661,500
90,000	iStar Financial Inc.	3,766,500
12,400	Kimco Realty Corp.	656,952
70,000	Liberty Property Trust	2,733,500
7,400	The Macerich Co.	423,354
100,000	Maguire Properties, Inc.	2,365,000
105,000	New Plan Excel Realty Trust, Inc. (b)	2,653,350
7,200	Pan Pacific Retail Properties, Inc.	416,808
60,000	Prentiss Properties Trust	2,149,800

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY†	VALUE

Real Estate - 6.7% (continued)
107,000	ProLogis	$4,080,980
39,200	PS Business Parks Inc.	1,654,240
21,000	Public Storage Inc.	1,102,710
26,393	Reckson Associates Realty Corp.	809,737
34,500	Simon Property Group, Inc.	2,045,850
45,900	SL Green Realty Corp.	2,443,257
25,000	United Dominion Realty Trust, Inc.	555,500
26,900	Vornado Realty Trust	1,859,866

		62,177,516

	TOTAL FINANCIALS	94,180,261

HEALTHCARE - 4.5%
Biotechnology - 0.9%
49,800	Amgen Inc. (a)	3,099,552
64,700	OSI Pharmaceuticals, Inc. (a)	4,211,970
60,400	Transkaryotic Therapies, Inc. (b)	1,448,392

		8,759,914

Healthcare Equipment & Supplies - 0.9%
2,500	Biomet, Inc.	106,200
108,900	DJ Orthopedics, Inc. (b)	2,629,935
50,000	Fisher Scientific International Inc. (a)	3,157,500
80,400	InterMune, Inc. (a)(b)	917,364
25,000	Medtronic, Inc.	1,312,250

		8,123,249

Healthcare Providers & Services - 0.2%
11,000	Aetna, Inc.	1,397,550

Pharmaceuticals - 2.5%
278,518	GlaxoSmithKline PLC	6,186,561
127,800	GlaxoSmithKline PLC, ADR	5,696,046
222,800	Pfizer Inc.	5,382,848
2,600	Roche Holding AG	277,527
19,000	Sepracor Inc. (a)(b)	1,086,420
40,000	Teva Pharmaceutical Industries Ltd., ADR	1,149,200
95,200	Wyeth	3,772,776

		23,551,378

	TOTAL HEALTHCARE	41,832,091

INDUSTRIALS - 4.2%
Aerospace & Defense - 0.9%
78,100	The Boeing Co.	3,951,860
20,100	Lockheed Martin Corp.	1,161,981
90,000	Raytheon Co.	3,366,000

		8,479,841

Building Products - 0.2%
52,800	American Standard Cos. Inc.	2,114,112

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY†	VALUE

Commercial Services & Supplies - 0.2%
35,700	Avery Dennison Corp.	$2,145,213

Construction & Engineering - 0.3%
73,500	Chicago Bridge & Iron Company N.V.	2,778,300

Industrial Conglomerates - 1.7%
259,800	General Electric Co.	9,386,574
77,900	Honeywell International Inc.	2,802,842
107,500	Tyco International Ltd.	3,885,050

		16,074,466

Machinery - 0.6%
131,300	Navistar International Corp. (a)	5,110,196

Marine - 0.2%
85,000	Arlington Tankers Ltd. (b)	1,993,250

Trading Companies & Distributors - 0.1%
9,600	MSC Industrial Direct Co., Class A Shares	332,352

	TOTAL INDUSTRIALS	39,027,730

INFORMATION TECHNOLOGY - 3.1%
Communications Equipment - 1.6%
1,762,100	ADC Telecommunications, Inc. (a)(b)	4,528,597
96,451	Comverse Technology, Inc. (a)	2,155,680
45,000	Corning, Inc. (a)	492,300
69,000	Nokia Oyj, ADR (b)	1,054,320
1,667,000	Nortel Networks Corp. (a)	5,417,750
53,100	Polycom, Inc. (a)	917,568

		14,566,215

Computers & Peripherals - 0.5%
98,300	Hewlett-Packard Co.	1,925,697
30,000	Lexmark International, Inc., Class A Shares (a)	2,500,500

		4,426,197

Electronic Equipment & Instruments - 0.0%
10,100	Celestica, Inc., Subordinate Voting Shares (a)	131,805

Internet Software & Services - 0.2%
108,900	Digitas Inc. (a)(b)	1,136,916
29,700	McAfee Inc. (a)	767,745
20,000	SINA Corp. (a)(b)	530,000

		2,434,661

Software - 0.8%
270,400	Microsoft Corp.	7,106,112

	TOTAL INFORMATION TECHNOLOGY	28,664,990

MATERIALS - 1.6%
Containers & Packaging - 0.1%
67,200	Smurfit-Stone Container Corp. (a)(b)	1,010,688

Metals & Mining - 0.9%
32,500	Arch Coal, Inc. (b)	1,187,875
153,400	Barrick Gold Corp. (b)	3,353,324

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY†	VALUE

Metals & Mining - 0.9% (continued)
57,900	Compass Minerals International Inc.	$1,272,063
80,000	Massey Energy Co. (b)	3,034,400

		8,847,662

Paper & Forest Products - 0.6%
132,000	International Paper Co.	5,167,800

	TOTAL MATERIALS	15,026,150

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.5%
24,000	ALLTEL Corp.	1,320,960
314,800	Citizens Communications Co. (b)	4,246,652
268,100	MCI Inc.	5,171,649
60,000	Sprint Corp., FON Group	1,429,800
108,700	Telewest Global, Inc. (a)	1,831,595

		14,000,656

Wireless Telecommunication Services - 1.2%
75,000	Crown Castle International Corp. (a)	1,230,000
171,300	Nextel Communications Inc., Class A Shares (a)	4,914,597
75,300	SpectraSite Inc. (a)(b)	4,412,580
30,000	Western Wireless Corp., Class A Shares (a)(b)	1,133,400

		11,690,577

	TOTAL TELECOMMUNICATION SERVICES	25,691,233

UTILITIES - 1.6%
Electric Utilities - 0.8%
11,800	Dominion Resources, Inc.	818,684
33,500	DPL Inc. (b)	870,665
9,500	Entergy Corp.	660,440
19,100	Exelon Corp.	845,175
23,200	NRG Energy, Inc. (a)	812,000
47,400	PG&E Corp. (b)	1,659,000
29,700	PPL Corp.	1,603,800

		7,269,764

Gas Utilities - 0.5%
421,100	El Paso Corp. (b)	4,577,357

Multi-Utilities - 0.3%
61,000	Sempra Energy	2,270,420
31,200	The Williams Cos., Inc.	524,472

		2,794,892

	TOTAL UTILITIES	14,642,013

	TOTAL COMMON STOCK (Cost - $342,209,821)	361,478,696

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY†	VALUE

PREFERRED STOCK - 0.0%
CONSUMER DISCRETIONARY- 0.0%
Auto Components - 0.0%
14,000	Delphi Trust I, 8.250% Cumulative Trust Preferred Securities (b) (Cost - $368,200)	$336,840

CONVERTIBLE PREFERRED STOCKS - 3.3%
ENERGY - 0.2%
Energy Equipment & Services - 0.2%
38,000	Hanover Compressor Capital Trust, 7.250% Preferred Securities (b)	1,990,250

FINANCIALS - 2.9%
Banks - 0.4%
60,000	Commerce Capital Trust II, 5.950% Trust Preferred Securities (b)	3,577,500

Diversified Financials - 1.2%
75,000	Capital One Financial Corp., 6.250% (b)	4,005,000
140,000	Sovereign Cap Trust IV, 4.375% Contingent Trust Preferred Equity
	Redeemable Securities	6,947,500

		10,952,500

Insurance - 0.1%
1,000,000	Fortis Insurance NV, 7.750% (c)	1,050,000

Real Estate - 1.2%
167,000	Host Marriott Finance Trust, 6.750% Quarterly Income Preferred Securities	9,185,000
39,000	Simon Property Group, Inc., 6.000% Perpetual, Series I (b)	2,214,810

		11,399,810

	TOTAL FINANCIALS	26,979,810

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
22,500	Dobson Communications Corp., 6% Cumulative, Series F	1,652,330

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost - $31,354,041)	30,622,390

FACE
AMOUNT

CORPORATE BONDS & NOTES - 13.9%
Basic Industries - 2.5%
$440,000	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	444,400
300,000	AK Steel Corp., Sr. Notes, 7.875% due 2/15/09 (b)	309,000
500,000	Anchor Glass Container Corp., Sr. Secured Notes, 11.000% due 2/15/13	540,000
500,000	Appleton Papers Inc., Sr. Sub. Notes, Series B, 9.750% due 6/15/14	540,000
500,000	BCP Caylux Holdings Luxembourg SCA, Sr. Sub. Notes,
	9.625% due 6/15/14 (c)	557,500
1,000,000	Berry Plastics Corp., Sr. Sub. Notes, 10.750% due 7/15/12	1,145,000
500,000	Borden U.S. Finance Corp., Sr. Secured Notes, 9.000% due 7/15/14 (c)	552,500
250,000	Bowater Inc., Notes, 6.500% due 6/15/13 (b)	251,001
500,000	Buckeye Technologies Inc., Sr. Sub. Notes, 9.250% due 9/15/08	502,500
1,000,000	Compass Minerals Group, Inc., Sr. Sub. Notes, 10.000% due 8/15/11	1,125,000
1,000,000	Equistar Chemicals L.P., Sr. Notes, 10.625% due 5/1/11	1,155,000
500,000	Hercules Inc., Sr. Sub. Notes, 6.750% due 10/15/29	515,000
1,000,000	Huntsman International LLC, Sr. Sub. Notes, 10.125% due 7/1/09 (b)	1,055,000
475,000	IMCO Recycling Inc., Sr. Secured Notes, 10.375% due 10/15/10	536,750

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005
FACE
AMOUNT	SECURITY†	VALUE

Basic Industries - 2.5% (continued)
$500,000	ISP Holdings Inc., Sr. Secured Notes, Series B, 10.625% due 12/15/09	$547,500
211,000	ISPAT Inland ULC, Sr. Secured Notes, 9.750% due 4/1/14	261,112
500,000	Jefferson Smurfit Corp., Sr. Notes, 8.250% due 10/1/12	532,500
750,000	JSG Funding PLC, Sr. Notes, 9.625% due 10/1/12	832,500
1,000,000	Koppers Inc., Sr. Secured Notes, 9.875% due 10/15/13	1,140,000
1,000,000	Lyondell Chemical Co., Sr. Secured Notes, 11.125% due 7/15/12 (b)	1,180,000
1,116,000	Millennium America Inc., Sr. Notes, 9.250% due 6/15/08	1,244,340
225,000	Mueller Group Inc., Sr. Sub. Notes, 10.000% due 5/1/12	244,125
775,000	Mueller Holdings Inc., Sr. Discount Notes, (Zero coupon until 4/15/09,
	14.750% thereafter), due 4/15/14	530,875
500,000	Nalco Co., Sr. Sub. Notes, 8.875% due 11/15/13	547,500
1,000,000	Newark Group, Inc., Sr. Sub. Notes, 9.750% due 3/15/14	1,052,500
1,000,000	Norske Skog Canada Ltd., Sr. Notes, 7.375% due 3/1/14	1,015,000
500,000	OM Group, Inc., Sr. Sub. Notes, 9.250% due 12/15/11	535,000
900,000	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10 (b)	951,750
500,000	Plastipak Holdings, Inc., Sr. Notes, 10.750% due 9/1/11	565,000
150,000	Pliant Corp., Sr. Sub. Notes, 13.000% due 6/1/10 (b)	147,750
400,000	PPG Industries Inc., Notes, 6.500% due 11/1/07	427,382
500,000	Resolution Performance Products LLC/RPP Capital Corp., Sr. Secured Notes,
	9.500% due 4/15/10	543,750
	Rhodia S.A.:
500,000	Sr. Notes, 7.625% due 6/1/10 (b)	512,500
500,000	Sr. Sub. Notes, 8.875% due 6/1/11 (b)	515,000
325,000	Westlake Chemical Corp., Sr. Notes, 8.750% due 7/15/11	363,188
115,000	Weyerhaeuser Co., Notes, 6.125% due 3/15/07	120,558
150,000	WMC Finance USA Ltd., 6.750% due 12/1/06	157,631

		23,196,112

Consumer Cyclicals - 1.4%
500,000	Buffets Inc., Sr. Sub. Notes, 11.250% due 7/15/10	536,250
200,000	Carnival Corp., 3.750% due 11/15/07	199,173
875,000	Cinemark Inc., Sr. Discount Notes, (Zero coupon until 3/15/09,
	9.750% thereafter), due 3/15/14	665,000
1,000,000	Cintas Corp. No. 2, Sr. Notes, 5.125% due 6/1/07	1,033,982
500,000	CSK Auto Inc., Sr. Notes, 7.000% due 1/15/14	489,375
1,000,000	CVS Corp., Notes, 5.625% due 3/15/06	1,022,928
150,000	DaimlerChrysler NA Holding Corp., Notes, 6.400% due 5/15/06 (b)	155,436
200,000	Eye Care Centers of America, Inc., Sr. Sub. Notes, 10.750% due 2/15/15 (c)	198,000
1,000,000	FelCor Lodging L.P., Sr. Notes, 9.000% due 6/1/11	1,130,000
200,000	Ford Motor Credit Co., Notes, 6.500% due 1/25/07 (b)	205,989
750,000	The Home Depot Inc., Sr. Notes, 5.375% due 4/1/06	766,352
500,000	Interface, Inc., Sr. Sub. Notes, 9.500% due 2/1/14 (b)	545,000
500,000	John Q. Hammons Hotels L.P., 1st Mortgage, Series B, 8.875% due 5/15/12	565,000
750,000	Johnson Controls Inc., Sr. Notes, 5.000% due 11/15/06	766,898
25,000	LCE Acquisition Corp., Sr. Sub. Notes, 9.000% due 8/1/14 (c)	26,313

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005
FACE
AMOUNT	SECURITY†	VALUE

Consumer Cyclicals - 1.4% (continued)
$250,000	Leslie's Poolmart, Sr. Notes, 7.750% due 2/1/13 (c)	$255,625
300,000	Levi Strauss & Co., Sr. Notes, 9.750% due 1/15/15 (c)	293,250
500,000	Lowe's Cos. Inc., Notes, 7.500% due 12/15/05	518,450
375,000	McDonald's Corp., Medium-Term Notes, Series E, 5.950% due 1/15/08	395,591
500,000	MeriStar Hospitality Corp., Sr. Notes, 9.125% due 1/15/11	542,500
450,000	Oxford Industries, Inc., Sr. Notes, 8.875% due 6/1/11	481,500
	Six Flags Inc., Sr. Notes:
250,000	9.625% due 6/1/14 (b)	236,875
175,000	9.625% due 6/1/14 (c)	165,813
750,000	Target Corp., Sr. Notes, 5.500% due 4/1/07 (b)	779,156
300,000	VF Corp., Notes, 8.100% due 10/1/05	309,170
500,000	VICORP Restaurants Inc., Sr. Notes, 10.500% due 4/15/11 (b)	511,250

		12,794,876

Consumer Non-Cyclicals - 2.4%
396,017	Ahold Lease USA Inc., Pass-Through Certificates, Series A-1,
	7.820% due 1/2/20	428,936
250,000	AmeriPath Inc., Sr. Notes, 10.500% due 4/1/13	262,500
500,000	Athena Neurosciences Finance LLC, Sr. Notes, 7.250% due 2/21/08	517,500
1,000,000	Boyd Gaming Corp., Sr. Sub. Notes, 6.750% due 4/15/14	1,030,000
950,000	Cargill Inc., Notes, 6.250% due 5/1/06 (c)	982,646
700,000	Cendant Corp., Notes, 6.875% due 8/15/06	732,989
500,000	Constellation Brands Inc., Sr. Notes, Series B, 8.125% due 1/15/12	546,250
325,000	DEL Laboratories, Inc., Sr. Sub. Notes, 8.000% due 2/1/12 (c)	323,375
500,000	Del Monte Corp., Sr. Sub. Notes, 8.625% due 12/15/12	558,125
550,000	Denny's Corp., Sr. Notes, 10.000% due 10/1/12 (b)(c)	594,000
500,000	Doane Pet Care Co., Sr. Sub Notes, 9.750% due 5/15/07	487,500
350,000	Dole Food Co. Inc., Debentures, 8.750% due 7/15/13 (b)	390,250
500,000	Elizabeth Arden, Inc., Sr. Sub. Notes, 7.750% due 1/15/14	526,250
500,000	Extendicare Health Services, Inc., Sr. Sub. Notes, 6.875% due 5/1/14	508,750
700,000	Fortune Brands Inc., Notes, 2.875% due 12/1/06	691,552
250,000	Global Cash Access Inc., Sr. Sub. Notes, 8.750% due 3/15/12	272,500
720,000	The Gillette Co., Notes, 3.500% due 10/15/07	720,219
	HCA Inc.:
975,000	Notes, 6.375% due 1/15/15	985,607
142,000	Sr. Notes, 7.125% due 6/1/06	147,636
450,000	Herbst Gaming Inc., Sr. Sub. Notes, 7.000% due 11/15/14 (c)	454,500
500,000	Home Interiors & Gifts, Inc., Sr. Sub. Notes, 10.125% due 6/1/08 (b)	412,500
700,000	IASIS Healthcare LLC, Sr. Sub. Notes, 8.750% due 6/15/14	757,750
1,000,000	Isle of Capri Casinos Inc., Sr. Sub. Notes, 7.000% due 3/1/14	1,017,500
225,000	Jean Coutu Group, Inc., Sr. Sub. Notes, 8.500% due 8/1/14 (b)(c)	225,562
700,000	Kellogg Co., Sr. Notes, 2.875% due 6/1/08	677,760
700,000	MGM Mirage Inc., Sr. Notes, 6.750% due 9/1/12	736,750
500,000	Pinnacle Entertainment Inc., Sr. Sub. Notes, 8.250% due 3/15/12	535,000
500,000	Pinnacle Foods Holding Corp., Sr. Sub. Notes, 8.250% due 12/1/13 (b)(c)	460,000

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005
FACE
AMOUNT	SECURITY†	VALUE

Consumer Non-Cyclicals - 2.4% (continued)
$150,000	Quest Diagnostics Inc., Sr. Notes, 6.750% due 7/12/06	$156,517
325,000	Riddell Bell Holdings Inc., Sr. Sub. Notes, B5518.375% due 10/1/12 (c)	336,375
500,000	Rite Aid Corp., Sr. Debentures, 6.875 due 8/15/13 (b)	455,000
150,000	Safeway Inc., Sr. Notes, 4.800% due 7/16/07	153,062
900,000	Sealy Mattress Co., Sr. Sub Notes, 8.250% due 6/15/14	922,500
	Tenet Healthcare Corp.:
650,000	Notes, 7.375% due 2/1/13 (b)	601,250
25,000	Sr. Notes, 9.875% due 7/1/14 (c)	26,063
500,000	Turning Stone Casino Resort Enterprise, Sr. Notes, 9.125% due 12/15/10 (c)	545,000
1,000,000	Unilever Capital Corp., Sr. Notes, 6.875% due 11/1/05	1,026,913
775,000	UnitedHealth Group Inc., Sr. Notes, 3.300% due 1/30/08	761,669
750,000	WellPoint Health Networks, Inc., Sr. Notes, 6.375% due 6/15/06	778,351
500,000	VWR International Inc., Sr. Sub. Notes, 8.000% due 4/15/14 (b)	522,500

		22,269,107

Energy - 0.7%
255,000	Burlington Resource Finance Corp., Sr. Notes, 5.600% due 12/1/06	262,920
775,000	Chesapeake Energy Corp., Sr. Notes, 6.375% due 6/15/15 (c)	794,375
400,000	Commonwealth Edison Co., 1st Mortgage, Series 93, 7.000% due 7/1/05	406,826
700,000	Cooper Cameron Corp., Sr. Notes, 2.650% due 4/15/07	679,904
250,000	Duke Energy Field Services LLC, Sr. Notes, 5.750% due 11/15/06	257,985
1,725,000	Dynegy Holdings Inc., Debentures, 7.125% due 5/15/18	1,470,562
1,000,000	El Paso Corp., Sr. Notes, 7.800% due 8/1/31	975,000
500,000	Exco Resources, Inc., Sr. Notes, 7.250% due 1/15/11	530,000
750,000	Norsk Hydro ASA, Notes, 6.360% due 1/15/09	811,754

		6,189,326

Finance - 2.0%
375,000	American Express Centurion Bank, Notes, 2.689% due 7/19/07 (d)	375,177
750,000	Amvescap PLC, Sr. Notes, 5.900% due 1/15/07	781,357
380,000	Banesto Finance Ltd., 7.500% due 3/25/07	407,893
500,000	Bank of America Corp., Sub. Notes, 6.375% due 2/15/08	535,631
250,000	Bank United Corp., Sub. Notes, 8.875% due 5/1/07	275,169
200,000	BB&T Corp., Sub. Notes, 6.375% due 6/30/05	202,763
750,000	The Bear Stearns Cos., Inc., Notes, 6.500% due 5/1/06	777,773
75,000	Boeing Capital Corp., Sr. Notes, 5.650% due 5/15/06	77,057
250,000	Capital One Financial Corp., Notes, 7.250% due 5/1/06	260,916
245,000	Chubb Corp., Notes, 6.150% due 8/15/05	248,552
751,000	CIT Group Inc., Notes, 6.500% due 2/7/06	774,695
750,000	Countrywide Home Loans Inc., Medium-Term Notes, Series K, 5.500% due 2/1/07	774,337
700,000	General Electric Capital Corp., Medium-Term Notes, Series A,
	2.581% due 6/22/07 (d)	700,736
156,000	General Motors Acceptance Corp., Notes, 6.125% due 9/15/06	158,614
1,000,000	Hartford Financial Services Group Inc., Sr. Notes, 2.375% due 6/1/06	980,324
750,000	HSBC Finance Corp., Sr. Unsubordinated Notes, 6.400% due 6/17/08	806,339
750,000	International Lease Finance Corp., Notes, 5.750% due 10/15/06	777,151
1,000,000	John Deere Capital Corp., Sr. Notes, 5.125% due 10/19/06	1,025,597

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005
FACE
AMOUNT	SECURITY†	VALUE

Finance - 2.0% (continued)
$750,000	JPMorgan Chase & Co., Sr. Notes, 5.350% due 3/1/07	$775,072
1,000,000	Marsh & McLennan Cos., Inc., Notes, 2.770% due 7/13/07 (d)	984,048
1,000,000	MGIC Investment Corp., Sr. Notes, 7.500% due 10/15/05	1,027,381
750,000	Morgan Stanley, Bonds, 5.800% due 4/1/07	782,766
500,000	Nationwide Life Global Funding I, Notes, 2.639% due 9/28/07 (c)(d)	500,157
1,000,000	Protective Life Secured Trust, Sr. Secured Notes, 2.710% due 4/13/07 (d)	1,000,569
150,000	Rio Tinto Finance USA Ltd., Notes, 2.625% due 9/30/08	143,480
1,000,000	SLM Corp., Medium-Term Notes, Series A, 2.900% due 1/26/09 (d)	1,001,421
200,000	Suntrust Bank, Sr. Notes, 2.125% due 1/30/06	197,398
465,000	Textron Financial Corp., Medium-Term Notes, Series E, 2.750% due 6/1/06	458,066
200,000	Vornado Realty L.P., Sr. Notes, 5.625% due 6/15/07	207,109
1,000,000	Wells Fargo & Co., Notes, 2.590% due 3/23/07 (d)	1,000,858
425,000	Zions Bancorp., Sr. Notes, 2.700% due 5/1/06	420,500

		18,438,906

Manufacturing - 0.6%
1,000,000	Cooper Industries Inc., 5.250% due 7/1/07	1,031,530
352,000	Dover Corp., Notes, 6.450% due 11/15/05	360,019
225,000	Ford Motor Co., Notes, 7.450% due 7/16/31 (b)	225,116
650,000	General Motors Corp., Sr. Debentures, 8.375% due 7/15/33 (b)	656,310
150,000	Goodrich Corp., Notes, 7.500% due 4/15/08	165,194
710,000	Honeywell International Inc., Notes, 6.875% due 10/3/05	726,664
200,000	Ingersoll-Rand Co., Notes, 6.250% due 5/15/06	206,799
475,000	Invensys PLC, Sr. Notes, 9.875% due 3/15/11 (b)(c)	511,813
500,000	Masco Corp., Sr. Notes, 6.750% due 3/15/06	518,838
425,000	Park-Ohio Industries, Inc., Sr. Sub. Notes, 8.375% due 11/15/14 (c)	425,000
500,000	Sensus Metering Systems Inc., Sr. Sub. Notes, 8.625% due 12/15/13	517,500
250,000	Tyco International Group, S.A., 6.375% due 6/15/05	252,699

		5,597,482

Media & Cable - 1.2%
	Cablevision Systems Corp., Sr. Notes:
625,000	6.669% due 4/1/09 (b)(c)(d)	681,250
900,000	8.000% due 4/15/12 (c)	976,500
750,000	CBS Corp., 7.150% due 5/20/05	758,562
	Charter Communications Holdings, LLC., Sr. Notes:
1,350,000	10.000% due 4/1/09 (b)	1,144,125
1,000,000	10.750% due 10/1/09 (b)	857,500
250,000	Clear Channel Communications Inc., Sr. Notes, 3.125% due 2/1/07	245,213
250,000	COX Communications Inc., Notes, 7.750% due 8/15/06	264,246
1,350,000	Dex Media Inc., Discount Notes, (Zero coupon until 11/15/08,
	9.000% thereafter), due 11/15/13 (b)	1,022,625
1,000,000	EchoStar DBS Corp., Sr. Notes, 6.625% due 10/1/14 (c)	1,015,000
750,000	Insight Midwest, L.P., Sr. Notes, 10.500% due 11/1/10	821,250
150,000	Intelsat Bermuda Ltd., Sr. Notes, 7.794% due 1/15/12 (c)(d)	155,250
500,000	LodgeNet Entertainment Corp., Sr. Sub. Debentures, 9.500% due 6/15/13	555,000
750,000	Mediacom Broadband LLC, Sr. Notes, 11.000% due 7/15/13 (b)	811,875

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE
AMOUNT	SECURITY†	VALUE

Media and Cable - 1.2% (continued)
$225,000	Nexstar Finance Holdings LLC, Sr. Discount Notes, (Zero coupon
	until 4/1/08, 11.375% thereafter), due 4/1/13 (b)	$178,875
50,000	NTL Cable PLC, Sr. Notes, 8.750% due 4/15/14 (b)(c)	55,875
750,000	Reed Elsevier Capital Inc., 6.125% due 8/1/06	773,827
150,000	TCI Communications Inc., Sr. Notes, 6.875% due 2/15/06	155,144
150,000	Time Warner Inc., 6.125% due 4/15/06	154,587
675,000	Walt Disney Co., Medium-Term Notes, 5.500% due 12/29/06	696,456
325,000	Young Broadcasting Inc., Sr. Sub. Notes, 10.000% due 3/1/11 (b)	344,500

		11,667,660

Services & Other - 0.3%
	Allied Waste North America, Inc.:
25,000	Series B, 9.250 % due 9/1/12	26,625
1,000,000	Sr. Notes, Series B, 7.375% due 4/15/14 (b)	915,000
350,000	Centex Corp., Notes, 4.750% due 1/15/08	356,320
500,000	Cenveo Corp., Sr. Sub. Notes, 7.875% due 12/1/13 (b)	440,000
1,000,000	Iron Mountain Inc., Sr. Sub. Notes, 7.750% due 1/15/15	1,027,500

		2,765,445

Technology - 0.4%
	Amkor Technology Inc., Sr. Notes:
150,000	9.250% due 2/15/08 (b)	149,250
500,000	7.125% due 3/15/11 (b)	447,500
1,000,000	Hewlett-Packard Co., Notes, 7.150% due 6/15/05	1,015,447
400,000	IBM Canada Credit Services Co., Sr. Notes, 3.750% due 11/30/07 (c)	405,509
2,000,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	1,795,000

		3,812,706

Telecommunications - 1.4%
1,000,000	Alamosa (Delaware), Inc., (Zero coupon until (7/31/05,
	12.000% thereafter), due 7/31/09	1,082,500
1,000,000	American Tower Corp., Sr. Notes, 7.500% due 5/1/12 (b)	1,032,500
1,000,000	BellSouth Corp., Notes, 4.119% due 4/26/05 (c)(d)	1,002,799
1,000,000	Crown Castle International Corp., Sr. Notes, Series B, 7.500% due 12/1/13 (b)	1,066,250
1,000,000	GTE Corp., Debentures, 6.360% due 4/15/06	1,032,363
750,000	GTE North Inc., Debentures, Series H, 5.650% due 11/15/08 (b)	779,615
1,450,000	Nextel Communications Inc., Sr. Notes, 6.875% due 10/31/13	1,582,313
50,000	MCI, Inc., Sr. Notes, 8.735% due 5/1/14	54,813
175,000	PanAmSat Corp., 9.000% due 8/15/14 (c)	191,188
2,000,000	Qwest Services Corp., Notes, 14.500% due 12/15/14 (c)	2,515,000
1,000,000	SBC Communications Inc., Sr. Notes, 5.750% due 5/2/06	1,027,349
500,000	SpectraSite Inc., Sr. Notes, 8.250% due 5/15/10	536,250
250,000	Sprint Capital Corp., 6.000% due 1/15/07	259,980
	UbiquiTel Operating Co., Sr. Notes:
500,000	9.875% due 3/1/11	553,750
150,000	9.875% due 3/1/11 (c)	166,125
325,000	U.S. Unwired Inc., Sr. Secured Notes, Series B, 10.000% due 6/15/12	364,000

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE
AMOUNT	SECURITY†	VALUE

Telecommunications - 1.4% (continued)
$300,000	Western Wireless Corp., Sr. Notes, 9.250% due 7/15/13	$351,000

		13,597,795

Utilities - 1.0%
	The AES Corp., Sr. Notes:
100,000	9.500% due 6/1/09	112,500
1,400,000	7.750% due 3/1/14	1,489,250
1,000,000	Calpine Corp., Sr. Secured Notes, 8.750% due 7/15/13 (b)(c)	765,000
175,000	Calpine Generating Co. LLC, Secured Notes, 11.169% due 4/1/11 (d)	168,875
350,000	Duke Energy Corp., Sr. Notes, 4.200% due 10/1/08	351,860
1,000,000	Edison Mission Energy, Sr. Notes, 7.730% due 6/15/09 (b)	1,065,000
950,000	Niagara Mohawk Power Corp., 1st Mortgage, 7.750% due 5/15/06	1,000,159
150,000	Nisource Finance Corp., Sr. Notes, 7.625% due 11/15/05	154,884
1,000,000	NRG Energy Inc., Sr. Secured Notes, 8.000% due 12/15/13 (c)	1,082,500
250,000	Pinnacle West Capital Corp., Sr. Notes, 6.400% due 4/1/06	256,178
1,000,000	Reliant Energy Inc., Sr. Secured Notes, 9.500% due 7/15/13	1,125,000
155,000	United Utilities PLC, Notes, 6.450% due 4/1/08	165,809
1,500,000	The Williams Cos. Inc., Sr. Notes, 7.750% due 6/15/31 (b)	1,657,500

		9,394,515

	TOTAL CORPORATE BONDS & NOTES (Cost - $127,706,722)	129,723,930

CONVERTIBLE BONDS & NOTES - 7.2%
CONSUMER DISCRETIONARY - 0.8%
Media - 0.8%
1,000,000	Charter Communications Inc., Sr. Notes, 4.750% due 6/1/06	965,000
2,250,000	Liberty Media Corp., Debentures, 4.000% due 11/15/29	1,670,625
5,000,000	Mediacom Communications Corp., Sr. Notes, 5.250% due 7/1/06	4,931,250

		7,566,875

CONSUMER STAPLES - 0.1%
Food Retailing - 0.1%
1,750,000	General Mills Inc., Debentures, Zero Coupon, due 10/28/22	1,281,875

ENERGY - 1.0%
Oil & Gas - 1.0%
17,000,000	EL Paso Corp., Debentures, Zero Coupon, Debentures, due 2/28/21	9,052,500

HEALTHCARE - 1.7%
Biotechnology - 1.7%
5,000,000	BioMarin Pharmaceuticals Inc., Sub. Notes, 3.500% due 6/15/08	4,531,250
5,250,000	InterMune Inc., Sr. Notes, 0.250% due 3/1/11 (c)	4,239,375
3,000,000	NPS Pharmaceuticals Inc., Sr. Notes, 3.000% due 6/15/08	2,741,250
4,000,000	Vertex Pharmaceuticals Inc., Sr. Sub. Notes, 5.750% due 2/15/11 (c)	4,005,000

		15,516,875

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE
AMOUNT	SECURITY†	VALUE

INDUSTRIALS - 0.8%
Commercial Services & Supplies - 0.4%
$4,500,000	Allied Waste North America, Inc., Sr. Sub. Debentures, 4.250% due 4/15/34	$3,875,625

Industrial Conglomerates - 0.4%
2,000,000	Tyco International Group, S.A., 2.750% due 1/15/08	3,205,000

	TOTAL INDUSTRIALS	7,080,625

INFORMATION TECHNOLOGY - 2.8%
Communications Equipment - 1.1%
6,500,000	Ciena Corp., Sr. Notes, 3.750% due 2/1/08	5,809,375
5,000,000	Nortel Networks Corp., 4.250% due 9/1/08	4,843,750

		10,653,125

Computer & Peripherals - 0.2%
1,500,000	Silicon Graphics Inc., Sr. Notes, 6.500% due 6/1/09	1,730,625

Semiconductors & Semiconductor Equipment - 0.9%
2,000,000	Agere Systems Inc., Sub. Notes, 6.500% due 12/15/09	2,147,500
8,500,000	Atmel Corp., Sub. Notes, Zero coupon due 5/23/21	3,984,375
3,000,000	Conexant Systems Inc., Sub. Notes, 4.000% due 2/1/07	2,700,000

		8,831,875

Software - 0.6%
500,000	BEA Systems Inc., Sub. Notes, 4.000% due 12/15/06	503,125
5,000,000	i2 Technologies Inc., Sub. Notes, 5.250% due 12/15/06	4,818,750

		5,321,875

	TOTAL INFORMATION TECHNOLOGY	26,537,500

	TOTAL CONVERTIBLE BONDS & NOTES (Cost - $70,712,809)	67,036,250

SOVEREIGN BONDS - 12.7%
Argentina - 0.3%
	Republic of Argentina:
2,105,000	Discount Bond, Series L-GL, 3.500 % due 3/31/23 (a)(d)(e)	1,178,800
2,840,000	Par Bond, Series L-GP, 6.000% due 3/31/23 (a)(e)	1,590,400

		2,769,200

Brazil - 2.8%
	Federative Republic of Brazil:
6,305,000	12.250% due 3/6/30	8,172,856
9,893,476	C Bonds, 8.000% due 4/15/14	10,131,538
8,580,951	DCB, Series L, 3.125% due 4/15/12 (d)	8,210,897

		26,515,291

Bulgaria - 0.1%
775,000	Republic of Bulgaria, 8.250% due 1/15/15 (c)	984,250

Chile - 0.2%
1,700,000	Republic of Chile, 5.500% due 1/15/13	1,796,136

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE
AMOUNT	SECURITY†	VALUE

Colombia - 0.7%
	Republic of Colombia:
$1,200,000	11.750% due 2/25/20	$1,528,500
4,300,000	8.125% due 5/21/24	4,160,250
400,000	10.375% due 1/28/33	455,000

		6,143,750

Costa Rica - 0.0%
350,000	Republic of Costa Rica, 9.995% due 8/1/20 (c)	400,312

El Salvador - 0.1%
825,000	Republic of El Salvador, 7.750% due 1/24/23 (c)	907,500

Ecuador - 0.3%
	Republic of Ecuador:
3,050,000	12.000% due 11/15/12 (c)	3,172,000
10,000	8.000% due 8/15/30 (c)(d)	9,313

		3,181,313

Malaysia - 0.3%
350,000	Federation of Malaysia, 8.750% due 6/1/09	412,827
1,550,000	Petronas Capital Ltd., 7.875% due 5/22/22 (c)	1,970,603

		2,383,430

Mexico - 2.4%
	United Mexican States:
8,560,000	6.625% due 3/3/15	9,289,740
200,000	11.375% due 9/15/16	299,000
7,770,000	8.125% due 12/30/19	9,376,448
	Medium-Term Notes, Series A:
1,000,000	6.375% due 1/16/13	1,073,000
425,000	5.875% due 1/15/14	440,831
1,340,000	7.500% due 4/8/33	1,502,140

		21,981,159

Panama - 0.4%
	Republic of Panama:
700,000	7.250% due 3/15/15	721,000
1,915,000	9.375% due 1/16/23	2,250,125
600,000	8.875% due 9/30/27	669,000

		3,640,125

Peru - 0.5%
	Republic of Peru:
380,000	9.125% due 2/21/12	438,425
1,900,000	9.875% due 2/6/15	2,282,375
2,200,000	FLIRB, 4.500% due 3/7/17 (d)	2,054,250

		4,775,050

The Philippines - 0.5%
	Republic of the Philippines:
2,625,000	9.000% due 2/15/13	2,752,969
1,450,000	10.625% due 3/16/25	1,602,178

		4,355,147

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE
AMOUNT	SECURITY†	VALUE

Russia - 2.4%
$1,700,000	Aries Vermogensverwaltungs GmbH, Russian Federation Credit-Linked
	Notes, Series C, 9.600% due 10/25/14 (c)	$2,110,125
	Russian Federation:
2,510,000	11.000% due 7/24/18 (c)	3,564,200
475,000	12.750% due 6/24/28 (c)	799,188
14,840,000	5.000% due 3/31/30 (c)(d)	15,599,808

		22,073,321

South Africa - 0.2%
	Republic of South Africa:
250,000	9.125% due 5/19/09	294,375
1,825,000	6.500% due 6/2/14	2,009,781

		2,304,156

Supranational - 0.0%
300,000	Corporacion Andina de Fomento, 3.050% due 1/26/07 (d)	300,402

Turkey - 0.6%
	Republic of Turkey:
200,000	11.750% due 6/15/10	249,500
4,150,000	11.000% due 1/14/13	5,270,500
225,000	11.875% due 1/15/30	321,750

		5,841,750

Ukraine - 0.2%
	Republic of Ukraine:
1,038,363	11.000% due 3/15/07 (c)	1,113,644
625,000	7.650% due 6/11/13 (c)	687,500

		1,801,144

Uruguay - 0.1%
575,000	Republic of Uruguay, Benchmark Bonds, 7.250% due 2/15/11	569,250

Venezuela - 0.6%
	Bolivarian Republic of Venezuela:
2,575,000	5.375% due 8/7/10	2,374,794
725,000	8.500% due 10/8/14	740,044
175,000	9.250% due 9/15/27	180,469
	Collective Action Securities:
1,725,000	10.750% due 9/19/13	1,996,688
150,000	9.375% due 1/13/34	155,400

		5,447,395

	TOTAL SOVEREIGN BONDS (Cost - $113,452,430)	118,170,081

LOAN PARTICIPATION (d)(f) - 0.1%
Morocco - 0.1%
317,778	Kingdom of Morocco, Tranche A, 3.803% due 1/2/09 (JPMorgan Chase & Co.)
	(Cost - $314,636)	313,011

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE
AMOUNT	SECURITY†	VALUE

U.S. GOVERNMENT OBLIGATIONS & AGENCIES - 3.6%
$2,944,010	Fannie Mae, 8.000% due 12/1/12	$3,126,940
	Freddie Mac:
334,921	6.000% due 3/15/34 (d)	336,942
888,050	6.000% due 4/15/34 (d)	909,600
	Gold:
696,346	8.500% due 9/1/25	765,838
12,161,379	6.000% due 9/1/32	12,571,563
15,494,395	6.000% due 2/1/34	16,013,801

	TOTAL U.S. GOVERNMENT OBLIGATIONS & AGENCIES
	(Cost - $33,483,742)	33,724,684

ADJUSTABLE RATE MORTGAGE SECURITIES (d) - 0.1%
1,000,000	Amortizing Residential Collateral Trust, Series 2004-1, Class M4,
	3.580% due 10/25/34 (Cost - $995,959)	1,015,500

ASSET-BACKED SECURITIES - 7.1%
1,000,000	ACE Securities Corp., Series 2004-OP1, Class M3, 3.780% due 4/25/34 (d)	1,002,478
	Aegis Asset-Backed Securities Trust:
510,234	Series 2004-2, Class N1, 4.500% due 4/25/34 (c)	507,174
1,250,000	Series 2004-5, Class M2, 3.750% due 12/25/34 (d)	1,262,390
834,131	Series 2004-5N, 5.000% due 12/25/34 (c)	832,963
1,909,495	Series 2004-6N, 4.750% due 3/25/35 (c)	1,909,495
	Ameriquest Mortgage Securities Inc.:
1,000,000	Series 2003-12, Class M2, 4.230% due 11/25/33 (d)	1,027,874
1,000,000	Series 2004-R11, Class M5, 3.730% due 11/25/34 (d)	1,018,181
621,367	AQ Finance Net Interest Margin Trust, Class A, 5.193% due 6/25/34 (c)	619,638
	Argent Net Interest Margin Trust:
426,117	Series 2004-WN8, Class A, 4.700% due 7/25/34 (c)	424,860
500,000	Series 2004-WN10, Class B, 7.385% due 11/25/34 (c)	500,000
2,000,000	Argent Securities Inc., Series 2004-W8, Class M4, 3.830% due 5/25/34 (d)	2,005,389
750,000	Asset-Backed Funding Certificates, Series 2004-FF1, Class M2,
	3.980% due 1/25/34 (d)	761,945
660,046	Asset-Backed Funding Corp. Net Interest Margin Trust, Series 2004-OPT4,
	Class N1, 4.450% due 5/26/34 (c)	657,325
	Bayview Financial Acquisition Trust:
850,000	Series 2001-C, Class M3, 3.780% due 8/25/36 (c)(d)	846,547
848,121	Series 2002-DA, Class M1, 3.380% due 8/25/32 (c)(d)	851,800
	Bear Stearns Asset Backed Securities Inc.:
2,000,000	Series 2004-HE5, Class M1, 3.100% due 7/25/34 (c)(d)	2,001,161
	Net Interest Margin Notes:
	Class A1:
173,419	Series 2004-FR1, 5.000% due 5/25/34 (c)	172,628
560,397	Series 2004-HE5N, 5.000% due 7/25/34 (c)	559,067
326,161	Series 2004-HE6, 5.250% due 8/25/34 (c)	325,310
79,000	Class A2, Series 2004-HE5N, 5.000% due 7/25/34 (c)	78,438

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE
AMOUNT	SECURITY†	VALUE

ASSET-BACKED SECURITIES - 7.1% (continued)
	Countrywide Asset-backed Certificates:
$2,000,000	Class M2, Series 2004-BC4, 3.380% due 10/25/34 (d)	$2,009,565
	Class M4:
750,000	Series 2003-3, 3.930% due 3/25/33 (d)	757,652
410,000	Series 2004-5, 3.780% due 6/25/34 (d)	407,413
	Class N1:
694,820	Series 2004-2N, 5.000% due 2/25/35 (c)	691,324
666,970	Series 2004-5N, 5.500% due 10/25/35 (c)	666,249
964,360	Credit-Based Asset Servicing and Securitization, Series 2004-AN, Class A,
	5.000% due 9/27/36 (c)	952,806
600,000	C.S. First Boston Mortgage Securities Corp., Series 2001-HE16, Class M2,
	3.730% due 11/25/31 (d)	603,653
606,849	Finance America Net Interest Margin Trust, Series 2004-1, Class A,
	5.250% due 6/27/34 (c)	604,675
694,114	First Consumers Master Trust, Series 2001-A, Class A, 2.790% due 9/15/08 (d)	689,342
750,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF2,
	Class M4, 3.430% due 3/25/34 (d)	750,435
	First Franklin Net Interest Margin Trust:
707,750	Series 2004-FF7A, Class A, 5.000% due 9/37/34 (c)	706,530
1,000,000	Series 2004-FF10, Class N2, 6.000% due 11/25/34 (c)	991,250
	Fremont Home Loan Trust:
1,000,000	Series 2004-A, Class M5, 3.630% due 2/25/34 (d)	1,000,580
2,000,000	Series 2004-B, Class M4, 3.589% due 5/25/34 (d)	2,004,746
875,000	Series 2004-D, Class M5, 3.530% due 11/25/34 (d)	876,928
486,086	Fremont Net Interest Margin Trust, Series 2004-B, 4.703% due 5/25/34 (c)	484,283
1,005,000	GSAMP Trust, Series 2004-OPT, Class M3, 3.680% due 11/25/34 (d)	1,010,021
1,316,111	Homestar Net Interest Margin Trust, Series 2004-6, Class A1,
	5.500% due 1/25/35 (c)	1,316,111
1,035,017	Long Beach Asset Holdings Corp., Series 2004-6, Class N2,
	7.500% due 11/25/34 (c)	1,015,639
	Long Beach Mortgage Loan Trust, Series 2004-6, Class M2,
750,000	3.680% due 11/25/34 (d)	754,465
1,000,000	Master Asset-Backed Securities Trust, Series 2004-OPT2, Class M4,
	3.530% due 9/25/34 (d)	1,010,571
1,000,000	Merit Securities Corp., Series 11PA, Class B2, 4.059% due 9/28/32 (c)(d)	1,018,314
641,830	Merrill Lynch Mortgage Investors Inc., Series 2004-WM2N, Class N1,
	4.500% due 10/25/05 (c)	639,707
	Morgan Stanley ABS Capital I:
1,400,000	Series 2004-HE4, Class M2, 3.830% due 5/25/34 (d)	1,400,810
500,000	Series 2004-HE9, Class M6, 3.780% due 11/25/34 (d)	505,475
217,415	Series 2004-NC2N, 6.250% due 12/25/33 (c)	217,257
1,000,000	Series 2004-NC8, Class M4, 3.530% due 9/25/34 (d)	1,006,040
1,000,000	Series 2004-OP1, Class M5, 3.580% due 11/25/34 (d)	1,010,661

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE
AMOUNT	SECURITY†	VALUE

ASSET-BACKED SECURITIES - 7.1% (continued)
	New Century Home Equity Loan Trust:
$750,000	3.600% due 6/20/31 (d)	$753,962
1,500,000	Series 2003-4, Class M2, 4.350% due 10/25/33 (d)	1,541,293
1,500,000	North Street Referenced Linked Notes Ltd., Series 2000-1A, Class A,
	3.430% due 4/28/11 (c)(d)	787,500
	Novastar Home Equity Loan:
2,000,000	Series 2003-4, Class M2, 4.155% due 2/25/34 (d)	2,062,932
1,000,000	Series 2004-1, Class M4, 3.505% due 6/25/34 (d)	1,003,188
1,250,000	Series 2004-2, Class M5, 4.030% due 9/25/34 (d)	1,273,812
1,000,000	Series 2004-4, Class M4, 3.630% due 3/25/35 (d)	1,004,385
532,790	Novastar Net Interest Margin Trust, Class 2004-N2, 4.458% due 6/26/34 (c)	530,299
	Option One Mortgage Loan Trust, Class M2:
2,000,000	Series 2002-2, 3.680% due 6/25/32 (d)	2,008,363
1,500,000	Series 2004-2, 3.580% due 5/25/34 (d)	1,500,869
500,000	Park Place Securities Net Interest Margin Trust, Series 2004-WWF1, Class B,
	6.290% due 1/25/35 (c)	500,000
1,000,000	Residential Asset Securities Corp., 3.680% due 11/25/34 (d)	1,003,220
	Sail Net Interest Margin Notes:
	Class A:
289,490	Series 2003-BC2A, 7.750% due 4/27/33 (c)	286,937
887,300	Series 2004-BN2A, 5.000% due 12/27/34 (c)	887,655
841,309	Series 2004-2, 5.500% due 3/27/34 (c)	844,395
1,112,400	Series 2004-4A, 5.000% due 4/27/34 (c)	1,116,628
838,700	Series 2004-5, 4.500% due 6/27/34 (c)	837,389
703,348	Series 2004-8A, 5.000% due 9/27/34 (c)	700,977
379,437	Class A2, Series 2004-11A, 4.750% due 1/27/35 (c)	379,578
	Class B:
362,637	Series 2004-11A, 7.500% due 1/27/35 (c)	348,276
466,917	Series 2004-AA, 7.500% due 10/27/34 (c)	455,828
478,430	Series 2004-BN2A, 7.000% due 12/27/34 (c)	453,573
	Sharp SP I LLC Net Interest Margin Trust:
867,291	Series 2004-HS1N, 5.920% due 2/25/34 (c)	841,814
784,745	Series 2004-OP1N, Class NA, 5.190% due 4/25/34	786,733
1,500,000	Structured Asset Investment Loan Trust, Series 2003-BC10, Class M2,
	4.380% due 10/25/33 (d)	1,524,059

	TOTAL ASSET-BACKED SECURITIES (Cost - $65,622,495)	65,900,830

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
	Commercial Mortgage Pass-Through Certificates, Class E:
2,000,000	Series 2002-FL6, 3.480% due 6/14/14 (c)(d)	2,014,138
296,275	Series 2003-FL9, 3.480% due 11/15/15 (c)(d)	298,452
1,767,267	Impac CMB Trust, Series 2004-4, Class 2M2, 4.030% due 9/25/34 (d)	1,774,399

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE
AMOUNT	SECURITY†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6% (continued)
	Merrill Lynch Mortgage Investors Inc., Class B2:
$750,000	Series 2004-A, 3.450% due 4/25/29 (d)	$749,141
1,000,000	Series 2004-B, 3.410% due 5/25/29 (d)	999,385

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $5,811,241)	5,835,515

OTHER SECURITIES - 1.1%
9,534,884	Targeted Return Index Securities, Sr. Secured Notes, Series HY-2004-1,
	8.211% due 8/1/15 (c)(d) (Cost - 10,245,183)	10,304,054

CONTRACTS

PURCHASED PUT OPTIONS - 0.2%
2,000	S&P 500 Index, Put @ 1,150, Expire 3/19/05 (Cost - $2,966,000)	1,780,000

FACE
AMOUNT

SHORT-TERM INVESTMENTS - 11.3%
Repurchase Agreement - 2.5%
3,599,000	Bank of America Securities Inc. dated 1/31/05, 2.500% due 2/1/05; Proceeds
	at maturity - $3,599,250; (Fully collateralized by various U.S. government
	agency obligations, 0.000% to 7.000% due 2/1/05 to 1/15/14;
	Market value - $3,670,980)	3,599,000
10,000,000	Deutsche Bank Securities Inc. dated 1/31/05, 2.500% due 2/1/05; Proceeds at
	maturity - $10,000,694; (Fully collateralized by various U.S. government
	agency obligations, 0.000% to 7.625% due 2/3/05 to 7/15/32;	10,000,000
	Market value - $10,200,018)
10,000,000	UBS Securities LLC dated 1/31/05, 2.500% due 2/1/05; Proceeds at
	maturity - $10,000,694; (Fully collateralized by various U.S. government
	agency obligations, 0.000% to 8.050% due 2/4/05 to 8/6/38;	10,000,000
	Market value - $10,200,032)

		23,599,000

SHARES

Securities Purchased From Securities Lending Collateral - 8.8%
81,671,936	State Street Navigator Securities Lending Trust Prime Portfolio
	(Cost - $81,671,936)	81,671,936

	TOTAL SHORT-TERM INVESTMENTS (Cost - $105,270,936)	105,270,936

	TOTAL INVESTMENTS (Cost - $910,514,215*)	$931,512,717

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

†	All securities (except those on loan) are segregated as collateral pursuant to revolving credit facility.

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Rate shown reflects current rate on instrument with variable rate or step coupon rates.

(e)	Security is currently in defaulted.

(f)	Participation interests were acquired through the financial institutions indicated parenthetically.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR - American Depositary Receipt.
C Bond - Capitalization Bond.
DCB - Debt Conversion Bond.
FDR - French Depositary Receipt.
FLIRB - Front-Loaded Interest Reduction Bond.
NMB - New Money Bond.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Ba,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the

“Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

MIG-1 — Moody’s highest rating for short-term municipal obligations.

VMIG-1 — Moody’s highest rating for issues having a demand feature— VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG-1 rating.

Abbreviations*
(unaudited)

ABAG — Association of Bay Area Governments	ISD — Independent School District
AIG — American International Guaranty	ISO — Independent System Operator
AMBAC — Ambac Assurance Corporation	LOC — Letter of Credit
AMT— Alternative Minimum Tax	MBIA — Municipal Bond Investors Assurance
BAN — Bond Anticipation Notes	Corporation
BIG — Bond Investors Guaranty	MERLOT — Municipal Exempt Receipts Liquidity
CDA — Community Development Authority	Optional Tender
CGIC — Capital Guaranty Insurance Company	MFH — Multi-Family Housing
CHFCLI — California Health Facility Construction	MSTC — Municipal Securities Trust
Loan Insurance	Certificates
CONNIE LEE — College Construction Loan Insurance	MUD — Municipal Utilities District
Association	MVRICS — Municipal Variable Rate Inverse
COP — Certificate of Participation	Coupon Security
CSD — Central School District	PART — Partnership Structure
CTFS — Certificates	PCFA — Pollution Control Finance Authority
DFA — Development Finance Agency	PCR — Pollution Control Revenue
EDA — Economic Development Authority	PFA — Public Finance Authority
EFA — Educational Facilities Authority	PFC — Public Finance Corporation
ETM — Escrowed to Maturity	PSFG — Permanent School Fund Guaranty
FGIC — Financial Guaranty Insurance	Q-SBLF — Qualified School Bond Loan Fund
Company	Radian — Radian Asset Assurance
FHA — Federal Housing Administration	RAN — Revenue Anticipation Notes
FHLMC — Federal Home Loan Mortgage	RAW — Revenue Anticipation Warrants
Corporation	RDA — Redevelopment Agency
FLAIRS — Floating Adjustable Interest Rate	RIBS — Residual Interest Bonds
Securities	RITES — Residual Interest Tax-Exempt
FNMA — Federal National Mortgage	Securities
Association	SPA — Standby Bond Purchase Agreement
FRTC — Floating Rate Trust Certificates	SWAP — Swap Structure
FSA — Federal Savings Association	SYCC — Structured Yield Curve Certificate
GIC — Guaranteed Investment Contract	TAN — Tax Anticipation Notes
GNMA — Government National Mortgage	TCRS — Transferable Custodial Receipts
Association	TECP — Tax Exempt Commercial Paper
GO — General Obligation	TFA — Transitional Finance Authority
HDA — Housing Development Authority	TOB — Tender Option Bond Structure
HDC — Housing Development Corporation	TRAN — Tax and Revenue Anticipation Notes
HEFA — Health & Educational Facilities	UFSD — Unified Free School District
Authority	UHSD — Unified High School District
HFA — Housing Finance Authority	USD — Unified School District
IBC — Insured Bond Certificates	VA — Veterans Administration
IDA — Industrial Development Authority	VRDD — Variable Rate Daily Demand
IDB — Industrial Development Board	VRDO — Variable Rate Demand Obligation
IDR — Industrial Development Revenue	VRWE — Variable Rate Wednesday Demand
IFA — Industrial Finance Agency	XLCA — XL Capital Assurance
INFLOS — Inverse Floaters

* Abbreviations may or may not appear in the Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers Capital and Income Fund Inc. (“Fund”) was incorporated in Maryland on November 12, 2003 and registered as a non-diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In valuing the Fund’s assets, all securities, options and futures for which market quotations are readily available are valued (except as described below) (i) at the last sale price prior to the time of determination if there was a sale price on the date of determination, (ii) at the mean between the last current bid and asked prices if there was no sale price on such date and bid and asked quotations are available and (iii) at the bid price if there was no sale price on such date and only bid quotations are available. Publicly traded sovereign bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the last current bid and asked price as of the close of business of that market. Securities may also be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term investments having a maturity of 60 days or less are valued at amortized cost which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian take possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Option Contracts. When the Fund writes or purchases a call or a put option, an amount equal to the premium received or paid by the Fund is recorded as a liability or asset, the value of which is marked-to-market daily to reflect the current market value of the option. When the option expires, the Fund realizes a gain or loss equal to the amount of the premium received or paid. When the Fund enters into a closing transaction by purchasing or selling an offsetting option, it realizes a gain or loss without regard to any unrealized gain or loss on the underlying security. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium received reduces the cost of the security that the Fund purchased upon exercise of the option. The Fund enters into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Fund gives up the

Notes to Schedule of Investments (unaudited) (continued)

opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases.

(d) Lending of Portfolio Securities. The Fund has an agreement with their custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(e) Loan Participations. The Fund may invests in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“lenders”). The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender. The Fund may have difficulty disposing of Participation/assignment because the market for certain instruments may not be highly liquid.

(f) Investment Transactions. Security transactions are accounted for on a trade date basis.

(h) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated in U.S. dollar amounts at the current exchange rate at the end of the period.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$40,670,218
Gross unrealized depreciation	(19,671,716)

Net unrealized appreciation	$20,998,502

At January 31, 2005 the Fund held purchased put option contracts with a total cost of $2,966,000 and a total market value of $1,780,000.

At January 31, 2005 the Fund loaned securities having a market value of 79,922,876. The Fund received cash collateral amounting to $81,671,936, which was invested into the State Street Navigator Securities Lending trust Prime Portfolio, Rule 2a-7 money market fund, registered under the 1940 Act.

At January 31, 2005, the Fund held one loan participation with a total cost of $314,636 and a total market value of $313,011.

3. Loan

At January 31, 2005, the Fund had a $220,000,000 loan pursuant to a revolving credit and security agreement with Crown Point Capital Company LLC and Citicorp North America, Inc. (“CNA”), an affiliate of SBAM. In addition, CNA acts as administrative agent of the credit facility. The loan generally bear interest at a variable rate based on the weight average interest rates of the underlying commercial paper or LIBOR plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowings outstanding and any additional expenses.

In the course of discussions with the Securities and Exchange Commission regarding modifying the exemptive relief that CNA and the Fund rely upon for this type of financing, interpretive issues arose with respect to the existing relief. The Fund cannot predict the outcome of these discussions. If the Fund is required to seek alternate financing sources, it’s cost of borrowing may increase.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Capital and Income Fund Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: March 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: March 30, 2005

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date: March 30, 2005